INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
401(k) Plan
INCOME TAX STATUS
INCOME TAX STATUS

NOTE 6 - INCOME TAX STATUS

The Internal Revenue Service has determined and informed the Company by letter, dated September 24, 2013, that the Plan and related trust are designed, including amendments adopted through October 18, 2012, in accordance with applicable sections of the Internal Revenue Code of 1986, as amended (the “IRC”). Although the Plan has been restated, effective January 1, 2020 and amended five subsequent times, Plan management believes that the Plan is designed and being operated in compliance with the applicable requirements of the IRC. Therefore, they believe that the Plan has continually maintained its tax-qualified status and that the Plan Trust remains tax-exempt as of the financial statement date.

GAAP requires Plan management to evaluate tax positions taken by the Plan. Plan management has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by regulators.